Income Taxes - Schedule of Non Capital Losses Carry Forward Future Years (Detail)	Dec. 31, 2023 USD ($)
Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	$ 62,277,418
US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	3,552,359
Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	69,093
Tax Year 2031 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	281,235
Tax Year 2031 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2031 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2032 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	575,606
Tax Year 2032 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	322,050
Tax Year 2032 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2033 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,481,600
Tax year 2033 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	1,111,122
Tax year 2033 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2034 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,935,535
Tax year 2034 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2034 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2035 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,466,288
Tax year 2035 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2035 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2036 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	3,797,516
Tax year 2036 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,048
Tax year 2036 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2037 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	7,294,414
Tax year 2037 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2037 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2038 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	3,060,930
Tax year 2038 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2038 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2039 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	1,666,415
Tax year 2039 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2039 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2040 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	144,413
Tax year 2040 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2040 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2041 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	6,404,809
Tax year 2041 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2041 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2042 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	13,526,387
Tax year 2042 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2042 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2043 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	17,642,270
Tax Year 2043 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year After 2043 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year After 2043 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	1,479,139
Tax Year After 2043 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	$ 69,093